Note 4 - Advances for Vessels Under Construction (Details Textual)	6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 29, 2021 USD ($)
Payments for Vessels Under Construction		$ 7,615,958	$ (0)	$ (0)
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	2	2			2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 76,100,000	$ 76,100,000			$ 76,100,000
Payments for Vessels Under Construction	$ 7,600,000	7,600,000
Eco Design Fuel Efficient Containership One [Member]
Payments for Vessels Under Construction		$ 3,800,000